Series A Convertible Redeemable Preferred Share (Narrative) (Details) (Series A convertible redeemable preferred shares [Member]) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	May 17, 2011 USD ($)	Nov. 30, 2009 USD ($)	Nov. 30, 2009 CNY	Dec. 31, 2012
Temporary Equity [Line Items]
Shares issued		130,000,000	130,000,000
Aggregate purchase price		$ 25.0	170.7
Aggregate purchase price per share (US$ per share)		$ 0.1923
Issuance cost		0.2	1.0
Allocation to beneficial conversion feature		2.5	17.1
Par value (US$ per share)		$ 0.01
Maximum adjustment ratio of conversion price from initial conversion price (as a percent)		25.00%	25.00%
Required minimum gross proceeds from issurance in defining Qualified IPO		80.0
Required minimum valuation of company from issurance in defining Qualified IPO		$ 400.0
Number of shares automatically converted to ordinary shares	130,000,000
Conversion price per share (US$ per share)	$ 1.375
Method to calculate redemption price, description				Equal to the greater of (i) the Series A Preferred Shares issuance price plus such amount necessary to provide an internal rate of return of 20% per annum from the Series A Preferred Shares issuance date through the redemption closing date plus all declared and unpaid dividends payable at any time following December 31, 2013, and (ii) the fair market value of the Series A Preferred Shares.
The expected redemption price per share of the Series A Preferred Shares (US$ per share)	$ 1.375
Method to calculate Preference Amount, description				In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of Series A Preferred Shares shall be entitled to receive an amount per share equal to 130% of the issuance price plus all dividends declared and unpaid ("Preference Amount").
Priority for dividends, description				The holders of the Series A Preferred Shares are entitled to receive in preference to any payment to the ordinary shares, non-cumulative dividend of 8% per annum as and when declared by the Board of Directors.